Related Party Transactions - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		12 Months Ended
	Nov. 09, 2021	Jan. 28, 2021	Nov. 30, 2020	Jun. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2021
Defined Benefit Plan Disclosure [Line Items]
Outstanding principal								$ 4,600
Outstanding interest								$ 4,600
Award granted					16,442,272
Value of RSUs	$ 300
Stock-based compensation					$ 39,743	$ 32,202	$ 814
RSUs [Member]
Defined Benefit Plan Disclosure [Line Items]
Value of RSUs					$ 6,200
Ms. Kemp [Member]
Defined Benefit Plan Disclosure [Line Items]
Stock-based compensation	$ 300
Ms. Kemp [Member] | RSUs [Member]
Defined Benefit Plan Disclosure [Line Items]
Award granted	33,000
Ms. Kemp [Member] | RSUs [Member] | One Instalment [Member]
Defined Benefit Plan Disclosure [Line Items]
Award vesting date	Nov. 15, 2021
A/NPC Holdings LLC | Series C Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of preferred stock		7,819,887
A/NPC Holdings LLC | Promissory Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Gross proceeds				$ 10,000
Sherpa Venture Fund II LP | Series C Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of preferred stock		469,193			115,771
Sherpa Venture Fund II LP | Promissory Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Gross proceeds			$ 200	$ 600
Eagle Creek Capital LLC | Series C Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Issuance of preferred stock					264,928
Eagle Creek Capital LLC | Promissory Convertible Notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Gross proceeds			$ 500
ANPC Holdings LLC and Sherpa Venture Fund LP
Defined Benefit Plan Disclosure [Line Items]
Outstanding interest		$ 600
ANPC Holdings LLC and Sherpa Venture Fund LP | Series C Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued price per share		$ 1.33
Outstanding principal		$ 10,400
Eagle Creek Capital LLC and Sherpa Venture Fund LP | Series C Convertible Preferred Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Shares issued price per share		$ 1.71
Outstanding principal		$ 500
Outstanding interest		$ 200